UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA WORLD GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2007

[USAA EAGLE LOGO(R)]


                             USAA WORLD GROWTH Fund


                      3RD QUARTER Portfolio of Investments


                                February 28, 2007




                                                                      (Form N-Q)

48475-0407                                   (C)2007, USAA. All rights reserved.
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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 ------------------------------------------------------------------------------

               EQUITY SECURITIES (98.1%)

               COMMON STOCKS (97.2%)

               CONSUMER DISCRETIONARY (14.9%)
               ------------------------------
               ADVERTISING (1.4%)

   492,800     WPP Group plc                                       $       7,153
                                                                 ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
    91,310     LVMH Moet Hennessy Louis Vuitton S.A.                      10,117
                                                                 ---------------
               APPAREL RETAIL (0.9%)
    27,000     Esprit Holdings Ltd.                                          281
   103,790     Next plc                                                    4,163
                                                                 ---------------
                                                                           4,444
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (2.5%)
    99,020     Bayerische Motoren Werke AG                                 5,754
   109,200     Toyota Motor Corp.                                          7,396
                                                                 ---------------
                                                                          13,150
                                                                 ---------------
               CASINOS & GAMING (2.0%)
    18,460     Harrah's Entertainment, Inc.                                1,560
   485,345     Ladbrokes plc                                               3,847
   427,340     William Hill plc                                            5,317
                                                                 ---------------
                                                                          10,724
                                                                 ---------------
               FOOTWEAR (1.7%)
    87,320     NIKE, Inc. "B"                                              9,122
                                                                 ---------------
               MOTORCYCLE MANUFACTURERS (1.3%)
    99,890     Harley-Davidson, Inc.                                       6,583
                                                                 ---------------
               MOVIES & ENTERTAINMENT (2.6%)
   104,485     Viacom, Inc. "B"*                                           4,079
   105,840     Vivendi S.A.                                                4,181
   157,350     Walt Disney Co.                                             5,391
                                                                 ---------------
                                                                          13,651
                                                                 ---------------
               TIRES & RUBBER (0.6%)
   143,800     Bridgestone Corp.                                           3,024
                                                                 ---------------
               Total Consumer Discretionary                               77,968
                                                                 ---------------

               CONSUMER STAPLES (17.1%)
               ------------------------
               DISTILLERS & VINTNERS (2.8%)
   475,685     Diageo plc                                                  9,385
    25,656     Pernod Ricard S.A.                                          5,296
                                                                 ---------------
                                                                          14,681
                                                                 ---------------
               FOOD RETAIL (0.9%)
   545,189     Tesco plc                                                   4,626
                                                                 ---------------
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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS (3.8%)
    67,137     Procter & Gamble Co.                                $       4,263
   300,980     Reckitt Benckiser plc(a)                                   15,660
                                                                 ---------------
                                                                          19,923
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (1.1%)
   123,480     Wal-Mart Stores, Inc.                                       5,964
                                                                 ---------------
               PACKAGED FOODS & MEAT (3.8%)
    42,200     General Mills, Inc.                                         2,379
    46,755     Nestle S.A.                                                17,416
                                                                 ---------------
                                                                          19,795
                                                                 ---------------
               PERSONAL PRODUCTS (3.6%)
   106,970     Alberto Culver Co. "B"                                      2,369
    84,700     Estee Lauder Companies, Inc. "A"                            4,056
   260,000     Kao Corp.                                                   7,597
    37,770     L'Oreal S.A.                                                3,955
   103,000     Sally Beauty Co., Inc.*                                       932
                                                                 ---------------
                                                                          18,909
                                                                 ---------------
               SOFT DRINKS (1.1%)
    89,970     PepsiCo, Inc.                                               5,682
                                                                 ---------------
               Total Consumer Staples                                     89,580
                                                                 ---------------

               ENERGY (4.6%)
               -------------
               INTEGRATED OIL & GAS (4.6%)
    58,300     Chevron Corp.                                               4,000
    86,020     Exxon Mobil Corp.                                           6,166
   177,710     Royal Dutch Shell plc                                       5,787
   118,560     Total S.A.                                                  8,005
                                                                 ---------------

               Total Energy                                               23,958
                                                                 ---------------

               FINANCIALS (20.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
   266,350     Bank of New York Co., Inc.                                 10,819
    97,810     State Street Corp.                                          6,408
                                                                 ---------------
                                                                          17,227
                                                                 ---------------
               CONSUMER FINANCE (2.5%)
   112,200     Aeon Credit Service Co., Ltd.                               2,132
   197,050     American Express Co.                                       11,206
                                                                 ---------------
                                                                          13,338
                                                                 ---------------
               DIVERSIFIED BANKS (3.0%)
   111,630     Banco Bilbao Vizcaya Argentaria S.A.                        2,723
   648,400     Bangkok Bank Public Co. Ltd.                                2,153
    42,343     Julius Baer Holding Ltd. "B"                                5,354
     8,741     Komercni Banka A.S.                                         1,430
 2,635,500     PT Bank Central Asia Tbk                                    1,421

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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
   502,000     Shinsei Bank Ltd.                                   $       2,688
                                                                 ---------------
                                                                          15,769
                                                                 ---------------
               DIVERSIFIED CAPITAL MARKETS (1.8%)
   158,685     UBS AG                                                      9,407
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (1.9%)
    25,390     Goldman Sachs Group, Inc.                                   5,119
   210,800     Nomura Holdings, Inc.                                       4,584
                                                                 ---------------
                                                                           9,703
                                                                 ---------------
               LIFE & HEALTH INSURANCE (0.8%)
    85,870     AFLAC, Inc.                                                 4,053
                                                                 ---------------
               MULTI-LINE INSURANCE (3.3%)
    77,330     Assicurazioni Generali S.p.A.                               3,324
   185,940     AXA S.A.(b)                                                 7,913
   171,830     Genworth Financial, Inc. "A"                                6,078
                                                                 ---------------
                                                                          17,315
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
    87,208     QBE Insurance Group Ltd.                                    2,199
                                                                 ---------------
               REGIONAL BANKS (2.7%)
   402,792     Banca Intesa S.p.A.                                         2,934
   139,520     Credit Agricole S.A.                                        5,569
    38,930     Erste Bank der oesterreichischen Sparkassen AG              2,893
   296,200     UniCredito Italiano S.p.A.                                  2,744
                                                                 ---------------
                                                                          14,140
                                                                 ---------------
               REINSURANCE (1.2%)
    74,388     Swiss Re                                                    6,347
                                                                 ---------------
               Total Financials                                          109,498
                                                                 ---------------

               HEALTH CARE (15.0%)
               -------------------
               BIOTECHNOLOGY (1.0%)
    82,890     Amgen, Inc.*                                                5,326
                                                                 ---------------
               HEALTH CARE EQUIPMENT (1.2%)
   125,270     Medtronic, Inc.                                             6,309
                                                                 ---------------
               HEALTH CARE SUPPLIES (0.6%)
   101,130     DENTSPLY International, Inc.                                3,190
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (2.1%)
   141,730     Thermo Fisher Scientific, Inc.*                             6,416
    82,290     Waters Corp.*                                               4,465
                                                                 ---------------
                                                                          10,881
                                                                 ---------------
               PHARMACEUTICALS (10.1%)
     8,100     Actelion Ltd.*                                              1,768
   101,050     Eli Lilly and Co.                                           5,319
   388,010     GlaxoSmithKline plc                                        10,898
   230,870     Johnson & Johnson                                          14,556
    69,330     Roche Holdings AG                                          12,367

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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
    93,850     Sanofi-Aventis S.A.                                 $       7,981
                                                                 ---------------
                                                                          52,889
                                                                 ---------------
               Total Health Care                                          78,595
                                                                 ---------------

               INDUSTRIALS (7.4%)
               ------------------
               AIR FREIGHT & LOGISTICS (1.1%)
    76,660     TNT N.V.                                                    3,298
    37,300     United Parcel Service, Inc. "B"                             2,618
                                                                 ---------------
                                                                           5,916
                                                                 ---------------
               BUILDING PRODUCTS (0.5%)
   179,000     Asahi Glass Co. Ltd.                                        2,392
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (3.9%)
    96,110     Legrand S.A.                                                3,070
    94,200     Omron Corp.                                                 2,641
   100,690     Rockwell Automation, Inc.                                   6,252
    71,432     Schneider Electric S.A.                                     8,678
                                                                 ---------------
                                                                          20,641
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (1.4%)
   102,090     3M Co.                                                      7,563
                                                                 ---------------
               RAILROADS (0.5%)
    55,786     Canadian National Railway Co.(b)                            2,438
                                                                 ---------------
               Total Industrials                                          38,950
                                                                 ---------------

               INFORMATION TECHNOLOGY (9.0%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.5%)
   732,550     LM Ericsson Telephone Co. "B" ADR(b)                        2,613
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    40,970     DST Systems, Inc.*                                          2,885
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (2.3%)
   126,900     Canon, Inc.                                                 6,934
    39,000     FANUC Ltd.                                                  3,484
    14,500     Hirose Electric Co., Ltd.                                   1,831
                                                                 ---------------
                                                                          12,249
                                                                 ---------------

               IT CONSULTING & OTHER SERVICES (0.8%)
   114,070     Accenture Ltd. "A"                                          4,072
                                                                 ---------------
               OFFICE ELECTRONICS (0.8%)
   188,000     Ricoh Co. Ltd.                                              4,160
                                                                 ---------------
               SEMICONDUCTORS (3.0%)
   357,710     Intel Corp.                                                 7,101
    13,913     Samsung Electronics Co., Ltd.                               8,377
                                                                 ---------------
                                                                          15,478
                                                                 ---------------
               SYSTEMS SOFTWARE (1.0%)
   332,780     Oracle Corp.*                                               5,468
                                                                 ---------------
               Total Information Technology                               46,925
                                                                 ---------------

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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------

               MATERIALS (5.0%)
               ----------------
               DIVERSIFIED CHEMICALS (0.9%)
    87,630     Bayer AG                                            $       5,041
                                                                 ---------------
               INDUSTRIAL GASES (3.4%)
    36,436     Air Liquide S.A.                                            8,354
   151,350     Praxair, Inc.                                               9,337
                                                                 ---------------
                                                                          17,691
                                                                 ---------------
               SPECIALTY CHEMICALS (0.7%)
     3,990     Givaudan S.A.                                               3,549
                                                                 ---------------
               Total Materials                                            26,281
                                                                 ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
 1,640,650     Singapore Telecommunications Ltd.                           3,412
                                                                 ---------------


               UTILITIES (2.6%)
               ----------------
               GAS UTILITIES (1.0%)
    61,070     Gaz de France S.A.                                          2,692
   454,000     Tokyo Gas Co. Ltd.                                          2,549
                                                                 ---------------
                                                                           5,241
                                                                 ---------------
               MULTI-UTILITIES (1.6%)
    64,550     E. On AG                                                    8,469
                                                                 ---------------
               Total Utilities                                            13,710
                                                                 ---------------
               Total Common Stocks (cost: $396,532)                      508,877
                                                                 ---------------

               PREFERRED SECURITIES (0.9%)

               CONSUMER STAPLES (0.9%)
               -----------------------
               HOUSEHOLD PRODUCTS (0.9%)
    34,230     Henkel KGaA (cost:  $4,594)                                 4,837
                                                                 ---------------


               Total Equity Securities
               (cost: $401,126)                                          513,714
                                                                 ---------------
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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)


 PRINCIPAL                                                               MARKET
    AMOUNT                                                                VALUE
    (000)      SECURITY                                                   (000)
--------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (2.3%)

               COMMERCIAL PAPER (2.3%)
  $ 12,167     Citigroup Funding, Inc., 5.32%, 3/01/2007 %
               (cost:  $12,167)                                         $ 12,167
                                                                 ---------------
               Total Money Market Instruments
               (cost: $12,167)                                            12,167
                                                                 ---------------

    NUMBER
 OF SHARES

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.8%)(C)

               MONEY MARKET FUNDS (0.1%)

   644,139     AIM Short-Term Investment Co. Liquid Assets Portfolio,
               5.26%(d), 5.26%                                               644
                                                                 ---------------
               Total Money Market Funds                                      644
                                                                 ---------------

 PRINCIPAL
    AMOUNT
     (000)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (1.7%)(E)

   $ 2,000     Credit Suisse First Boston, LLC, 5.31%, acquired
                  on 2/28/2007 and due 3/01/2007 at $2,000
                  (collateralized by $11,090 of Federal Home
                  Loan Bank Bonds(g), 6.71%(f), due 11/05/2032;
                  market value $2,041)                                     2,000

     6,000     Deutsche Bank Securities, Inc., 5.32%, acquired
                  on 2/28/2007 and due 3/01/2007 at $6,000
                  (collateralized by $6,055 of Federal Home Loan
                  Bank Bonds(g), 5.40%, due 10/21/2014; market
                  value $6,125)                                            6,000

     1,000     Lehman Brothers, Inc., 5.28%, acquired on 2/28/2007
                  and due 3/01/2007 at $1,000 (collateralized by
                  $1,005 of Federal Home Loan Bank Bonds(g), 4.75%,
                  due 12/10/2010; market value $1,020)                     1,000
                                                                 ---------------
               Total Repurchase Agreements                                 9,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
               Collateral From  Securities Loaned
               (cost: $9,644)                                              9,644
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $422,937)              $         535,525
                                                                 ===============

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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)


4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $121,231,000 and $8,643,000, respectively, resulting in net unrealized appreciation of $112,588,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $523,942,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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USAA WORLD GROWTH FUND
FEBRUARY 28, 2007 (UNAUDITED)


D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(b) The security or a portion thereof was out on loan as of February 28, 2007. The aggregate fair market value of the loaned portion of these securities as of February 28, 2007, was approximately $8,939,000.

(c) The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of
     international   securities   loaned.   Cash   collateral   is  invested  in
     high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

(d) Rate represents the money market fund annualized seven-day yield at February 28, 2007.

(e) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

* Non-income-producing security for the 12 months preceding February 28, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.